Income Taxes - Summary of Valuation Allowances for Deferred Tax Assets (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Abstract]
Beginning balance	¥ 503,000
Additions during the year	0	¥ 503,000
Reverse during the year	(503,000)
Ending balance	¥ 503,000	¥ 503,000